Total
GABELLI ESG FUND, INC. (the “Fund”) Supplement dated February 21, 2023, to the Fund’s Summary and Statutory Prospectus for Class AAA Shares, Class A Shares, and Class I Shares, dated July 29, 2022
Gabelli ESG Fund, Inc.
Effective February 21, 2023, the Fund’s Average Annual Total Returns Table is replaced in its entirety with the following:
Average Annual Total Returns - Gabelli ESG Fund, Inc.	1 Year	5 Years	10 Years
Class AAA	22.00%	10.68%	10.62%
Class AAA | Return After Taxes on Distributions	18.27%	8.24%	9.25%
Class AAA | Return After Taxes on Distributions and Sale of Fund Shares	15.49%	8.04%	8.53%
Class A	15.01%	9.37%	9.97%
Class I	22.03%	10.83%	10.85%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	28.71%	18.47%	16.55%